Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Share [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary share, shares issued (in Shares)	40,617,513	40,617,513
Ordinary share, shares outstanding (in Shares)	40,617,513	40,617,513
Class B Ordinary Share [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary share, shares issued (in Shares)	41,880,000	41,880,000
Ordinary share, shares outstanding (in Shares)	41,880,000	41,880,000